COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Year ended March 31:
2018	¥ 14,078,048
2019	11,194,606
2020	11,056,698
2021	1,409,891
Total	37,739,243
Rental expense for operating leases	¥ 13,206,748	¥ 12,803,338	¥ 14,096,009
Minimum
Lease commitments
Operating lease term	12 months
Maximum
Lease commitments
Operating lease term	58 months
Year ended March 31:
Operating lease term which were not renewed	1 month